Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

5.Income Taxes

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent. All of the Company’s income comes from domestic sources. Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2014	2013	2012

Current expense	$378	$256	$1,842
Deferred expense (benefit)	1,474	673	(203)
Total income tax expense	$1,852	$929	$1,639

A reconciliation of the federal income tax rate to the Company’s effective income tax rate follows:

	December 31,
	2014	2013	2012
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(8.0)	(12.3)	(8.9)
Dividend received deduction	(1.4)	(2.2)	(1.5)
Non deductible health insurer fee	0.7	0.0	0.0
Permanent nondeductible expenses	0.1	0.1	0.2
Other	0.0	0.0	0.3
Effective income tax rate:	26.4%	20.6%	25.1%

The 2014 decrease in the deduction for tax-exempt interest and dividends received is primarily due to the increase in pre-tax income.

As of December 31, 2014, 2013, and 2012, the Company had no liability for unrecognized tax benefits. The Company had no activity related to unrecognized tax benefits for the year ended December 31, 2014 and 2013.

The Company’s continuing practice is to recognize interest expense related to income tax matters in income tax expense.  During the years ended December 31, 2014 and 2013, the Company’s interest expense amounts related to income tax matters were immaterial. The interest accrued as of December 31, 2014 and 2013, respectively, was also immaterial. No penalties have been accrued.

The Company files federal income tax returns in the U.S. The Company has substantially concluded all U.S. federal income tax matters for years through 2011.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2014	2013
Deferred Tax Assets
Deferred gain on disposal of business	$871	$791
Investments, net	1,740	2,123
Deferred acquisition costs	1,059	1,013
Employee and post-retirement benefits	0	800
Capital loss carryforward	0	266
Compensation related	2	5
Other	4	4
Total deferred tax asset	3,676	5,002

Deferred Tax Liabilities
Policyholder and separate account reserves	(1,324)	(1,542)
Net unrealized appreciation on securities	(4,390)	(3,279)
Employee and post-retirement benefits	(375)	0
Other	(37)	(54)
Total deferred tax liability	(6,126)	(4,875)
Net deferred income tax (liability) asset	$(2,450)	$127

The calculation of the valuation allowance is made at the consolidated return group level.  A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement.  No cumulative valuation allowance has been recorded because it is management’s assessment that it is more likely than not that deferred tax assets of $3,676 will be realized.

The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods.  In assessing future taxable income, the Company considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies.  If changes occur in the assumptions underlying the Company’s tax-planning strategies or in the scheduling of the reversal of the Company’s deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2014, the Company had no net operating loss carryforward or capital loss carryforward for U.S. federal income tax purposes.